Intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and property, plant and equipment
Schedule of intangible assets

	December 31,
	2022	2021

	(€ in thousands)
Software	327	565
Licenses	6	31
Prepayments made on intangible assets	486	282
Total	819	878

Schedule of property, plant and equipment

	December 31,
	2022	2021

	(€ in thousands)
Land, buildings and leasehold improvements	12,038	18,048
Plant and machinery	4,900	4,329
Other facilities, factory and office equipment	784	894
Assets under construction and prepayments made	77	448
Total	17,799	23,719
Thereof pledged assets of Property, Plant and Equipment	310	12,261

Schedule of intangible assets and property, plant and equipment activity

	(€ in thousands)
	Acquisition and manufacturing cost							Accumulated depreciation and amortization					Carrying amount
	01/01/2022	Additions	Revaluation	Disposals	Transfer	FX	12/31/2022	01/01/2022	Current year	Disposals	FX	12/31/2022	12/31/2022
Intangible assets
Software	2,064	23	--	--	--	2	2,089	1,499	261	--	2	1,762	327
Licenses	245	--	--	--	--	--	245	214	25	--	--	239	6
Prepayments made on intangible assets	282	204	--	--	--	--	486	--	--	--	--	--	486
Total	2,591	227	--	--	--	2	2,820	1,713	286	--	2	2,001	819
Property, plant and equipment
Land, buildings and leasehold improvements	22,943	9,165	(305)	(17,334)	--	194	14,663	4,895	1,011	(3,311)	30	2,625	12,038
Plant and machinery	9,358	1,619	--	(581)	448	161	11,005	5,029	1,271	(255)	60	6,105	4,900
Other facilities, factory and office equipment	4,188	270	--	(86)	--	12	4,384	3,294	357	(58)	7	3,600	784
Assets under construction and prepayments made	448	77	--	--	(448)	--	77	--	--	--	--	--	77
Total	36,937	11,131	(305)	(18,001)	--	367	30,129	13,218	2,639	(3,624)	97	12,330	17,799

	(€ in thousands)
												Carrying
	Acquisition and manufacturing cost						Accumulated depreciation and amortization					amount
								Current
	01/01/2021	Additions	Disposals	Transfer	FX	12/31/2021	01/01/2021	year	Disposals	FX	12/31/2021	12/31/2021
Intangible assets
Software	2,046	45	(61)	30	4	2,064	1,240	317	(61)	3	1,499	565
Licenses	245	--	--	--	--	245	189	25	--	--	214	31
Prepayments made on intangible assets	281	31	--	(30)	--	282	--	--	--	--	--	282
Total	2,572	76	(61)	--	4	2,591	1,429	342	(61)	3	1,713	878
Property, plant and equipment
Land, buildings and leasehold improvements	22,463	7	(65)	59	479	22,943	3,765	984	--	146	4,895	18,048
Plant and machinery	9,660	2,327	(3,063)	--	434	9,358	5,678	1,332	(2,222)	241	5,029	4,329
Other facilities, factory and office equipment	3,976	295	(148)	--	65	4,188	2,937	442	(133)	48	3,294	894
Assets under construction and prepayments made	55	448	(1)	(59)	5	448	--	--	--	--	--	448
Total	36,154	3,077	(3,277)	--	983	36,937	12,380	2,758	(2,355)	435	13,218	23,719